Long-Term Debt - Additional Information (Detail) (Revolving Credit Facilities [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Number of debt instruments	3
Maximum borrowings available	$ 728.8
Undrawn amount of revolving credit facility	148.2
Reference rate for the variable rate of the debt instrument	LIBOR
Amount reduced under revolving credit facilities, 2014	94.0
Amount reduced under revolving credit facilities, 2015	120.9
Amount reduced under revolving credit facilities, 2016	89.1
Amount reduced under revolving credit facilities, 2017	395.9
Amount reduced under revolving credit facilities, thereafter	28.9
Debt Instrument, collateral description	The Revolvers are collateralized by 21 of the Company's vessels, together with other
Minimum hull coverage ratio	105.00%
Actual hull coverage ratio	114.30%
Amount of liquidity and undrawn revolving credit line	35.0
Liquidity and undrawn revolving credit line as percentage of debt	5.00%
Maintain the greater of free cash liquidity	$ 100.0
Minimum liquidity as a percentage of debt	7.50%
Minimum [Member]
Debt Instrument [Line Items]
Percentage of margin	0.45%	0.45%
Maximum [Member]
Debt Instrument [Line Items]
Percentage of margin	0.60%	0.60%